Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000012097 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	20.11%	12.24%	14.59%
C000012196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	21.59%	6.91%	9.04%
Morningstar US Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	20.07%	11.91%	14.94%
Morningstar US Large Mid Cap Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Index (Spliced)
Average Annual Return, Percent	20.18%	12.26%	14.71%
Morningstar US Small Cap Extended Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap Extended Index (Spliced)
Average Annual Return, Percent	21.52%	6.80%	9.06%